THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MAY 14, 2004 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND
FOR WHICH THAT CONFIDENTIAL TREATMENT EXPIRED.

                               UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM 13F

                            FORM 13F COVER PAGE


Report for the Calendar Quarter ended:  3/31/04

Check here if Amendment [x]; Amendment Number: 1
     This Amendment (check only one.):  [ ] is a restatement.
                                        [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     HBK Investments L.P.
Address:  300 Crescent Court, Suite 700
          Dallas, Texas 75201

Form 13F File Number: 28-6078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:     Jon L. Mosle
Title:    General Counsel
Phone:    (214) 758-6107

Signature, Place, and Date of Signing:

/X/ Jon L. Mosle          Dallas, Texas       May 20, 2005
    General Counsel

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  8

Form 13F Information Table Value Total:  $335,999 (thousands)

List of Other Included Managers:  NONE

FORM 13F INFORMATION TABLE
                              TITLE OF                         VALUE     SHARES/  SH/  PUT/ INVSTMNT  OTHR    VOTING AUTHORITY
NAME OF ISSUER                 CLASS               CUSIP      (X$1000)   PRN AMT  PRN  CLL  DISCRETN  MGRS    SOLE   SHRD  NONE

AT&T WIRELESS SVCS INC          COM             00209A106     185708   13645000  SHR         SOLE          13645000   0     0
WELLPOINT HEALTH NETWORK NEW    COM             94973H108     105316     926100  SHR         SOLE            926100   0     0
DISNEY WALT CO                  COM DISNEY      254687106      24990    1000000  SHR  Put    SOLE           1000000   0     0
DISNEY WALT CO                  COM DISNEY      254687106      13577     543300  SHR  Call   SOLE            543300   0     0
MONY GROUP INC                  COM             615337102       3144     100000  SHR  Call   SOLE            100000   0     0
DISNEY WALT CO                  COM DISNEY      254687106       2287      91500  SHR         SOLE             91500   0     0
AT&T WIRELESS SVCS INC          COM             00209A106        681      50000  SHR  Call   SOLE             50000   0     0
CHIPPAC INC                     CL A            169657103        296      37400  SHR         SOLE             37400   0     0




